Income taxes (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Tax losses | $	$ 858		$ 975
Temporary differences | $	(19)		(17)
Less: valuation allowances | $	(752)		(834)
Net deferred tax assets | $	$ 87		$ 124
ZHEJIANG TIANLAN
Allowance for doubtful debts | ¥		¥ 7,464		¥ 13,201
Impairment losses on assets | ¥		5,025		0
Tax losses | ¥		1,481		1,037
Net deferred tax assets | ¥		¥ 13,970		¥ 14,238